Income Taxes (Details) - HKD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2019	Mar. 31, 2018
Schedule of statutory income tax rates [Abstract]
Tax rate value (in Dollars)		$ 2	$ 2
Tax rate	16.50%	16.50%	8.25%
Income tax examination, description	The provision for Hong Kong Profits Tax for 2022 is calculated at 16.5% (2021 and 2020: 16.5%) of the estimated assessable profits for the year, taking into account a reduction granted by the Hong Kong SAR Government of 100% of the tax payable for the year of assessment 2021-22 subject to a maximum reduction of HK$10,000 for each business (2021: a maximum reduction of HK$10,000 was granted for the year of assessment 2020-21 and was taken into account in calculating the provision for 2021, 2020: a maximum reduction of HK$20,000 was granted for the year of assessment 2019-20 and was taken into account in calculating the provision for 2020).